Accrued Expenses and Other Current Liabilities (Details) - Schedule of other tax payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other tax payables [Abstract]
Value added tax payable	$ 740,894	$ 366,535
Local taxes payable	36,916	23,868
Other tax payable	$ 777,810	$ 390,403